Property, Plant and Equipment	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment
11.	Property, Plant and Equipment

The combined balance sheets include the property, plant and equipment specifically identifiable with the animal health operations of Pfizer. The combined statements of income include all of the depreciation and amortization charges deemed attributable to the animal health operations.

The components of property, plant and equipment follow:

	Useful Lives (Years)	As of December 31,
(MILLIONS OF DOLLARS)		2012	2011
Land	—	$35	$31
Buildings	33 1/3 - 50	860	822
Machinery and equipment	8 - 20	1,071	1,021
Furniture, fixtures and other	3 - 12 1/2	127	124
Construction-in-progress	—	159	151

		2,252	2,149
Less: Accumulated depreciation		1,011	906

Property, plant and equipment		$1,241	$1,243

Depreciation expense was $133 million in 2012, $135 million in 2011 and $127 million in 2010.